Financial assets and liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 77,144	$ 70,920
Deposits at call	410	398
Cash and cash equivalents	$ 77,554	$ 71,318	$ 67,619	$ 60,447